Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans
Gross loans	SFr 293,539	SFr 297,841
of which held at amortized cost	282,131	285,179
of which held at fair value	11,408	12,662
Net (unearned income)/deferred expenses	(95)	(116)
Allowance for credit losses	(1,536)	(1,049)
Allowance for loan losses		(946)	SFr (902)	SFr (882)
Net loans	291,908	296,779
Non-performing loans	1,666	1,250
Non-interest-earning loans	375	260
Non-accrual loans	2,041	1,510
Restructured loans	313	350
Potential problem loans	843	266
Total other impaired loans	1,156	616
Gross impaired loans	3,197	2,126
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	180	208
Switzerland
Loans
Gross loans	168,589	163,133
Foreign
Loans
Gross loans	124,950	134,708
Corporate and institutional
Loans
Gross loans	125,592	127,344
of which held at amortized cost	114,269	114,712
Allowance for credit losses	(1,218)	(808)
Allowance for loan losses		(760)	(715)	(662)
Non-accrual loans	1,317	883
Corporate and institutional | Real estate
Loans
Gross loans	29,045	29,220
of which held at amortized cost	28,211	28,323
Non-accrual loans	324	155
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	74,097	73,495
of which held at amortized cost	70,563	69,720
Non-accrual loans	925	682
Corporate and institutional | Financial institutions
Loans
Gross loans	19,072	20,367
of which held at amortized cost	14,485	15,436
Non-accrual loans	68	46
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,378	4,262
of which held at amortized cost	1,010	1,233
Consumer
Loans
Gross loans	167,947	170,497
of which held at amortized cost	167,862	170,467
Allowance for credit losses	(318)	(241)
Allowance for loan losses		(186)	(187)	(220)
Non-accrual loans	724	627
Consumer | Mortgages
Loans
Gross loans	111,270	109,671
of which held at amortized cost	111,270	109,671
Non-accrual loans	418	337
Consumer | Loans collateralized by securities
Loans
Gross loans	51,789	56,425
of which held at amortized cost	51,789	56,425
Non-accrual loans	105	122
Consumer | Consumer finance
Loans
Gross loans	4,888	4,401
of which held at amortized cost	4,803	4,371
Non-accrual loans	201	168
Bank
Loans
Gross loans	301,971	305,086
of which held at amortized cost	290,563	292,425
of which held at fair value	11,408	12,661
Net (unearned income)/deferred expenses	(95)	(116)
Allowance for credit losses	(1,535)	(1,048)
Allowance for loan losses		(945)	(901)	(881)
Net loans	300,341	304,025
Non-performing loans	1,666	1,250
Non-interest-earning loans	363	248
Non-accrual loans	2,029	1,498
Restructured loans	313	350
Potential problem loans	843	266
Total other impaired loans	1,156	616
Gross impaired loans	3,185	2,114
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	180	208
Bank | Switzerland
Loans
Gross loans	176,312	169,671
Bank | Foreign
Loans
Gross loans	125,659	135,415
Bank | Corporate and institutional
Loans
Gross loans	134,024	134,589
of which held at amortized cost	114,257	121,958
Allowance for credit losses	(1,217)	(807)
Allowance for loan losses		(759)	(714)	(661)
Non-accrual loans	1,305	871
Bank | Corporate and institutional | Real estate
Loans
Gross loans	29,045	29,220
of which held at amortized cost	28,211	28,323
Non-accrual loans	324	155
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	74,700	74,094
of which held at amortized cost	70,551	70,321
Non-accrual loans	913	670
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	26,901	27,013
of which held at amortized cost	14,485	22,081
Non-accrual loans	68	46
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,378	4,262
of which held at amortized cost	1,010	1,233
Bank | Consumer
Loans
Gross loans	167,947	170,497
of which held at amortized cost	167,862	170,467
Allowance for credit losses	(318)	(241)
Allowance for loan losses		(186)	SFr (187)	SFr (220)
Non-accrual loans	724	627
Bank | Consumer | Mortgages
Loans
Gross loans	111,270	109,671
of which held at amortized cost	111,270	109,671
Non-accrual loans	418	337
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	51,789	56,425
of which held at amortized cost	51,789	56,425
Non-accrual loans	105	122
Bank | Consumer | Consumer finance
Loans
Gross loans	4,888	4,401
of which held at amortized cost	4,803	4,371
Non-accrual loans	SFr 201	SFr 168